Note 30 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties [text block]
		Year ended December 31,
(i)	Transactions	2022	2021	2020
	(a) Sales of goods and services
	Sales of goods to non-consolidated parties	100,019	71,879	20,183
	Sales of goods to other related parties	151,884	76,467	18,243
	Sales of services to non-consolidated parties	5,407	4,161	5,829
	Sales of services to other related parties	109,123	49,268	5,049
		366,433	201,775	49,304
	(b) Purchases of goods and services
	Purchases of goods to non-consolidated parties	656,877	294,929	84,485
	Purchases of goods to other related parties	51,040	32,453	12,892
	Purchases of services to non-consolidated parties	13,759	9,763	6,979
	Purchases of services to other related parties	36,767	13,806	18,133
		758,443	350,951	122,489

		At December 31,
(ii)	Period-end balances	2022	2021
	(a) Arising from sales / purchases of goods / services
	Receivables from non-consolidated parties	69,135	66,896
	Receivables from other related parties	78,370	33,122
	Payables to non-consolidated parties	(142,228)	(45,092)
	Payables to other related parties	(13,283)	(2,125)
		(8,006)	52,801
	(b) Financial debt
	Finance lease liabilities from non-consolidated parties	(1,650)	(1,936)
	Finance lease liabilities from other related parties	(483)	(624)
		(2,133)	(2,560)